Note 3 - Going Concern and Management's Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Liquidity Disclosures [Text Block]

Note 3 – Going Concern and Management’s Plans

We are subject to risks common to companies in the biotechnology industry, including but not limited to the need for additional capital, risks of failure of preclinical and clinical studies, the need to obtain marketing approval and reimbursement for any drug product candidate that we may identify and develop, the need to successfully commercialize and gain market acceptance of our product candidates, dependence on key personnel, protection of proprietary technology, compliance with government regulations, development of technological innovations by competitors, and risks associated with our international operations in Taiwan and activities abroad, including but not limited to having foreign suppliers, manufacturers, and clinical sites in support of our development activities.

We have incurred net losses since inception. Our net loss was $2.7 million and $4.6 million, respectively, for the three and nine months ended September 30, 2024.  Included in our net loss for the three and nine months ended September 30, 2024 is $2.2 million related to the change in fair value of our common stock warrant liability. Also included in our net loss for the nine months ended September 30, 2024 is $7.5 million of non-cash R&D expense related to costs in connection with the Varian asset acquisition and a $14.6 million gain on debt extinguishment. For the three and nine months ended September 30, 2023, our net loss was $4.4 million and $15.1 million, respectively. Included in our net loss for the three and nine months ended September 30, 2023 is a $3.1 million loss on impairment of goodwill (See the section titled, “Note 4 – Summary of Significant Accounting Policies”). We expect to continue to incur operating losses for at least the next several years. As of September 30, 2024, we had an accumulated deficit of $848.8 million. Our future success is dependent on our ability to fund and develop our product candidates, and ultimately upon our ability to attain profitable operations. We have devoted substantially all of our financial resources and efforts to research and development expense and general and administrative expense to support such research and development. Net losses and negative cash flows have had, and will continue to have, an adverse effect on our stockholders’ equity and working capital, and accordingly, our ability to execute our future operating plans.

In June 2024, we entered into a Common Stock Purchase Agreement, or the ELOC Purchase Agreement, establishing an equity line of credit with the purchaser, or the Purchaser, whereby we have the right, but not the obligation, to sell to the Purchaser, and the Purchaser is obligated to purchase, up to $35 million of newly issued shares of our common stock. For the three months ended September 30, 2024, we sold 1.4 million shares of Common Stock under the ELOC Purchase Agreement for net proceeds of $3.1 million following mandatory redemption payments on our Series C Preferred Stock (See the section titled, “Note 13 - Mezzanine Equity and Stockholders' Equity - Common Stock Purchase Agreement” for further details). In addition, in July 2024, we completed two private placement transactions for aggregate gross proceeds of approximately $13.9 million, which consists of approximately $4.4 million of new funding and a $9.5 million payment through the full cancellation and extinguishment of certain holders outstanding senior notes, including secured notes, and shares of our Series B Convertible Preferred Stock.  Net proceeds related to these private placements was $2.3 million (See the section titled, “Note 13 - Mezzanine Equity and Stockholders' Equity - First Private Placement and Second Private Placements” for further details).

As of September 30, 2024, we had cash and cash equivalents of $2.3 million and current liabilities of $14.4 million, which includes an $8.6 million warrant liability. Included in prepaid expenses and other assets as of September 30, 2024 is $0.7 million in receivables related to ELOC Purchase Agreement gross proceeds for sales made during the quarter for which we had not yet received the cash payment.  The related net proceeds after the additional redemption of the Series C Preferred Stock was $0.5 million.  In addition, subsequent to September 30, 2024 and through November 22, 2024, we sold an additional 4.3 million shares of Common Stock under the ELOC Purchase Agreement for net proceeds of $2.4 million following mandatory redemption payments on our Series C Preferred Stock. Following these financings, we believe that we have sufficient resources available to fund our business operations through January 2025. We do not have sufficient cash and cash equivalents as of the date of this Quarterly Report on Form 10-Q to support our operations for at least the 12 months following the date that the financial statements are issued. These conditions raise substantial doubt about our ability to continue as a going concern.

To alleviate the conditions that raise substantial doubt about our ability to continue as a going concern, management plans to secure additional capital, potentially through a combination of public or private securities offerings, convertible debt financings, and/or strategic transactions, including potential licensing arrangements, alliances, and drug product collaborations focused on specified geographic markets; however, none of these alternatives are committed at this time. There can be no assurance that we will be successful in obtaining sufficient funding on terms acceptable to us to fund continuing operations, if at all, or identify and enter into any strategic transactions that will provide the capital that we will require. If we fail to raise sufficient capital, we potentially could be forced to limit or cease our development activities, as well as modify or cease our operations, either of which would have a material adverse effect on our business, financial condition, and results of operations. Accordingly, management has concluded that substantial doubt exists with respect to our ability to continue as a going concern for at least 12 months after the issuance of the accompanying financial statements.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business, and do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should we be unable to continue as a going concern.

Note 3 – Going Concern and Management’s Plans

We are subject to risks common to companies in the biotechnology industry, including but not limited to, the need for additional capital, risks of failure of preclinical and clinical studies, the need to obtain marketing approval and reimbursement for any drug product candidate that we may identify and develop, the need to successfully commercialize and gain market acceptance of our product candidates, dependence on key personnel, protection of proprietary technology, compliance with government regulations, development of technological innovations by competitors, and risks associated with our international operations in Taiwan and activities abroad, including but not limited to having foreign suppliers, manufacturers, and clinical sites in support of our development activities.

We have incurred net losses since inception. Our net loss was $20.3 million and $39.2 million, respectively, for the years ended  December 31, 2023 and 2022. Included in our net loss for the year ended  December 31, 2023 is a non-cash loss on impairment of goodwill of $3.1 million. Included in our net loss for the year ended December 31, 2022 are a non-cash loss on impairment of goodwill of $12.6 million, a non-cash loss on impairment of intangible assets related to rostafuroxin of $6.8 million and a related $1.4 million deferred income tax benefit (See the section titled, “Note 4 – Accounting Policies”). We expect to continue to incur operating losses for at least the next several years. As of December 31, 2023, we had an accumulated deficit of $844.8 million. Our future success is dependent on our ability to fund and develop our product candidates, and ultimately upon our ability to attain profitable operations. We have devoted substantially all of our financial resources and efforts to research and development and general and administrative expense to support such research and development. Net losses and negative cash flows have had, and will continue to have, an adverse effect on our stockholders’ equity and working capital, and accordingly, our ability to execute our future operating plans.

On November 9, 2023, we entered into an At-The-Market Offering Agreement with Ladenburg Thalmann & Co. Inc., or Ladenburg, pursuant to which we may offer and sell, from time to time at our sole discretion, shares of our common stock through Ladenburg as agent and/or principal (subject to the limitations of General Instruction I.B.6 of Form S-3) through an at-the-market program, or the 2023 ATM Program (See the section titled, “Note 11 – Mezzanine Equity and Stockholders’ Equity”).

The shares of common stock we may issue or sell under the 2023 ATM Program are registered under our Registration Statement on Form S-3 (File No. 333-261878), which was declared effective by the SEC on January 3, 2022. We are currently subject to the limitations contained in General Instruction I.B.6 of Form S-3. As a result, we are limited to selling no more than one-third of the aggregate market value of the equity held by non-affiliates, or the public float, during any 12-month period, and, as of April 16, 2024, we had sold substantially all that we are permitted to sell under the Form S-3 pursuant to General Instruction I.B.6. If our public float increases, we will have additional availability under such limitations, and if our public float increases to $75 million or more, we will no longer be subject to such limitations. There can be no assurance that our public float will increase or that we will no longer be subject to such limitations.

During the fourth quarter of 2023, we sold 47,132 shares of our common stock under the 2023 ATM Program resulting in aggregate gross and net proceeds to us of approximately $0.8 million. During the first quarter of 2024, we sold 143,120 shares of our common stock under the 2023 ATM Program resulting in aggregate gross and net proceeds to us of approximately $1.4 million.

As of  December 31, 2023, we had cash and cash equivalents of $4.3 million and current liabilities of $4.0 million. On April 2, 2024, we entered into a Securities Purchase Agreement, or the Purchase Agreement, with the buyers named therein, or the Buyers. Pursuant to the Purchase Agreement, we agreed to sell senior convertible notes, or the Notes, for $1.5 million of gross proceeds. As a result, we believe that we have sufficient resources available to fund our business operations through April 2024. We do not have sufficient cash and cash equivalents as of the date of this Annual Report on Form 10-K to support our operations for at least the 12 months following the date that the financial statements are issued. These conditions raise substantial doubt about our ability to continue as a going concern.

To alleviate the conditions that raise substantial doubt about our ability to continue as a going concern, management plans to secure additional capital, potentially through a combination of public or private securities offerings, convertible debt financings, and/or strategic transactions, including potential licensing arrangements, alliances, and drug product collaborations focused on specified geographic markets; however, none of these alternatives are committed at this time. There can be no assurance that we will be successful in obtaining sufficient funding on terms acceptable to us to fund continuing operations, if at all, or identify and enter into any strategic transactions that will provide the capital that we will require. The failure to obtain sufficient additional capital on acceptable terms when needed would have a material adverse effect on our business, results of operations, and financial condition. Accordingly, management has concluded that substantial doubt exists with respect to our ability to continue as a going concern for at least 12 months after the issuance of the accompanying financial statements.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business, and do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should we be unable to continue as a going concern.